Application of new and revised IFRS as issued by the IASB (Details)	12 Months Ended
Dec. 31, 2020
Amendments To References To Conceptual Framework In IFRS Standards [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to References to the Conceptual Framework in IFRS Standards
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 3 "Definition of a Business"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 3 "Definition of a Business"
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 9, IAS39 and IFRS7 "Interest Rate Benchmark Reform"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 9, IAS39 and IFRS7 "Interest Rate Benchmark Reform"
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IAS 1 and IAS 8 "Definition of Material"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 and IAS 8 "Definition of Material"
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments To IFRS 16 Covid19 Related Rent Concessions [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendment to IFRS 16, "Covid-19-Related Rent Concessions''
Date by which application of new IFRS is required	Jun. 01, 2020
Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture"
Determination Subject To IASB Approval	Effective date to be determined by IASB
IFRS 17 "Insurance Contracts"
IFRS Statement [Line Items]
Title of new IFRS	IFRS 17 "Insurance Contracts"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments To IAS 1classification Of Liabilities As Current Or Non Current [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 "Classification of Liabilities as Current or Non-current"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments To IFRS 17 Insurance Contracts [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 17 "Insurance Contracts"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments To IAS 1 Disclosure Of Accounting Policies [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 "Disclosure of Accounting Policies"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments To IAS 8 Definition Of Accounting Estimates [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 8 "Definition of Accounting Estimates"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments To IAS 16 Property Plant And Equipment Proceeds Before Intended Use [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 16 "Property, Plant and Equipment-Proceeds before Intended Use"
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments To IAS 37 Onerous Contracts Cost Of Fulfilling Contract [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 37 "Onerous Contracts-Cost of Fulfilling a Contract"
Date by which application of new IFRS is required	Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-2020 [Member]
IFRS Statement [Line Items]
Title of new IFRS	Annual Improvements to IFRS Standards 2018–2020
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments To IFRS 3 Reference To Conceptual Framework [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 3 "Reference to the Conceptual Framework"
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments To IFRS 4 Extension Of Temporary Exemption From Applying IFRS 9 [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 4 "Extension of the Temporary Exemption from Applying IFRS 9"
Date by which application of new IFRS is required	Jan. 01, 2021
Amendments To IFRS 9 IAS 39 IFRS 7 IFRS 4 And IFRS 16 Interest Rate Benchmark Reform Phase2 [Member]
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 9, IAS39, IFRS7, IFRS 4 and IFRS 16 "Interest Rate Benchmark Reform-Phase 2"
Date by which application of new IFRS is required	Jan. 01, 2021